RELATED PARTY TRANSACTIONS (Details 1) - Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Salary and Compensation	$ 0	$ 157	$ 660
Short-term employee benefits	2	2	14
Stock-based compensation	671	3,357	412
Total	$ 673	$ 3,516	$ 1,086